ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Jun. 30, 2015
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 5. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The following table presents accrued expenses and other current liabilities.

	June 30, 2015	June 30, 2014
Accrued expenses	$95,341	$169,010
Other current liabilities	31,356	25,015
Total	$126,697	$194,025